Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES:
Net loss	$ (1,848)	$ (1,257)
Adjustments to reconcile net loss to net cash flows from operating activities:
Gain on insurance claim		(36)
Depreciation and amortization	253	83
Stock-based compensation	103	128
Change in allowance for doubtful accounts	3	9
Changes in operating assets and liabilities:
Accounts receivable	(507)	(635)
Inventory	(575)	89
Prepaid expenses and other current assets	73	55
Other assets		(25)
Accounts payable	(61)	61
Accrued expenses	230	81
Taxes payable	5	(19)
Other liabilities	(5)	(3)
Net cash flows from operating activities	(2,329)	(1,469)
INVESTING ACTIVITIES:
Proceeds from insurance claim on property damage		36
Purchase of fixed assets	(121)	(78)
Net cash flows from investing activities	(121)	(42)
FINANCING ACTIVITIES:
Net proceeds from exercise of stock options	27
Proceeds from issuance of common stock and warrants, net	8,817
Proceeds from issuance of convertible note, net		2,783
Repayments on line of credit, net of proceeds	(428)	(426)
Net cash flows from financing activities	8,416	2,357
Net increase in cash and cash equivalents	5,966	846
Effect of exchange rate changes on cash	14	(6)
Cash and cash equivalents, beginning of period	991	397
Cash and cash equivalents, end of period	6,971	1,237
Cash paid during period for:
Interest	37	32
Income taxes		10
Supplemental disclosure of non-cash transactions:
Conversion of notes payable	$ 1,285
Beneficial conversion feature on convertible notes		$ 350